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                  ONE GROUP-REGISTERED TRADEMARK- MUTUAL FUNDS
                        MUNICIPAL BOND FUNDS PROSPECTUS
                       Supplement dated November 19, 1999
                      to Prospectus dated November 1, 1999

    This supplement makes the following change to the second table on page 53 of the Prospectus which describes the percentage of commissions paid to Shareholder Servicing Agents in connection with Class A shares of the Short-Term Municipal Bond Fund. The first number in the last column of the second table on page 53 of the Prospectus is changed from 2.07% to 2.70%.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                                                      TOG-S-1047